Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 785,844	$ 470,259
Cost of sales	(441,215)	(289,706)
Gross profit	344,629	180,553
Expenses
General and administrative	(49,451)	(49,598)
Share-based compensation	(24,580)	(9,983)
Write-downs (reversals of write-downs) of property, plant and equipment	0	(12,051)
Operating Income	270,598	108,921
Finance income	5,377	4,300
Finance expense	(33,360)	(17,089)
Foreign exchange gain (loss)	95,743	(165,008)
Other expenses	(7,402)	(6,565)
Income (loss) before income taxes	330,956	(75,441)
Current income tax expense	(39,700)	(17,662)
Deferred income tax (expense) recovery	(24,350)	25,313
Income tax expense	(64,050)	7,651
Net income (loss) for the year	266,906	(67,790)
Other comprehensive gain (loss)
Foreign currency translation gain (loss)	74,289	(165,027)
Comprehensive income (loss)	341,195	(232,817)
Net income (loss) attributable to:
Owners of the Company	263,723	(68,475)
Non-controlling interests	3,183	685
Net income (loss) for the year	266,906	(67,790)
Comprehensive income (loss) attributable to:
Owners of the Company	337,306	(232,015)
Non-controlling interests	3,889	(802)
Comprehensive income (loss)	$ 341,195	$ (232,817)
Net income (loss) per share attributable to owners of the Company
Basic (in usd per share)	$ 2.54	$ (0.66)
Diluted (in usd per share)	$ 2.53	$ (0.66)
Weighted average number of common shares outstanding
Basic (in shares)	103,683,274	103,106,305
Diluted (in shares)	104,132,269	103,106,305